SIGNIFICANT RELATED PARTY BALANCES AND TRANSACTIONS - Significant related party transactions - Paragraph Content (Details) - CNY (¥) ¥ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2006	Dec. 31, 2019	Aug. 30, 2018
Red Cliff Carbon
Significant related party transactions
Equity interest acquired (as a percent)			77.65%
Ningxia Energy
Significant related party transactions
Bank loan term (in years)	14 years
Financial guarantees provided	¥ 35
Outstanding financial guarantee amount		¥ 6